Share-Based Payments (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Incentive shares, beginning balance	5,000	30,000
Weighted average grant date fair value per share, incentive shares beginning balance	$ 23	$ 23
Incentive shares, granted
Weighted average grant date fair value per share, incentive shares granted
Incentive shares, vested
Weighted average grant date fair value per share, incentive shares vested
Incentive shares, forfeited		(25,000)
Weighted average grant date fair value per share, incentive shares forfeited
Incentive shares, ending balance	5,000	5,000
Weighted average grant date fair value per share, incentive shares ending balance	$ 23	$ 23